NORTHERN LIGHTS FUND TRUST

Securities and Exchange Commission                                                 October 18, 2021

100 F Street, N.E.

Washington, DC 20549

Attention: Filings - Rule 497(j)

Re: Northern Lights Fund Trust - Astor Dynamic Allocation Fund

Astor Macro Alternative Fund

Astor Sector Allocation Fund

Post-Effective Amendment No. 1376 to the Registration Statement on Form N-1A (File No. 333-122917, CIK No. 0001314414)

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by the Northern Lights Fund Trust (the “Trust”), on behalf of the Astor Dynamic Allocation Fund, Astor Macro Alternative Fund and the Astor Sector Allocation Fund pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the forms of prospectus and statements of additional information that would have been filed pursuant to paragraphs (b) and (c) of Rule 497 under the 1933 Act would not have differed from that contained in the following Post-Effective

Amendments to the Trust’s registration statement on Form N-1A (the “Amendments”):

Fund Name:	Post-Effective Amendment Number:	SEC Accession Number:	Date of Amendment Filing:
Astor Dynamic Allocation Fund	1376	0001580642-21-004885	October 15, 2021
Astor Macro Alternative Fund	1376	0001580642-21-004885	October 15, 2021
Astor Sector Allocation Fund	1376	0001580642-21-004885	October 15, 2021

Questions related to this filing should be directed to JoAnn M. Strasser of Thompson Hine LLP at (614) 469-3265 or to me at (631) 470-2600.

Very truly yours,
/s/ Stephanie Shearer
Stephanie Shearer
Secretary